MULTI-MANAGER INTERNATIONAL EQUITY STRATEGIES FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.2%

Issuer	Shares	Value ($)
Australia 0.1%
Aurizon Holdings Ltd.	25,745	60,054
CAR Group Ltd.	10,433	191,715
Estia Health	285,413	579,665
GrainCorp Ltd.	89,318	450,044
Rio Tinto Ltd.	1,299	106,655
Rio Tinto PLC, ADR	9,614	664,231
Treasury Wine Estates Ltd.	123,741	875,111

Total		2,927,475

Austria 0.2%
Erste Group Bank AG	14,525	587,412
Erste Group Bank AG	1,942	78,250
OMV AG	63,123	2,695,274
Wienerberger AG	40,580	1,157,790

Total		4,518,726

Belgium 0.8%
Anheuser-Busch InBev SA/NV	250,315	15,753,057
Proximus SADP	143,898	1,381,040

Total		17,134,097

Brazil 2.4%
Banco Bradesco SA, ADR	1,555,274	5,179,063
MercadoLibre, Inc.(a)	22,255	36,063,337
Petroleo Brasileiro SA, ADR	342,230	5,225,852
Petroleo Brasileiro SA, ADR	331,762	4,827,137

Total		51,295,389

Canada 2.5%
AbCellera Biologics, Inc.(a)	289,836	1,365,127
Alimentation Couche-Tard, Inc.	159,545	9,100,396
Canadian Pacific Kansas City Ltd.	144,613	10,411,028
Constellation Software, Inc.	5,242	12,312,780
Lumine Group, Inc.(a),(b)	299,902	5,149,576
Shopify, Inc., Class A(a)	108,715	7,916,626
Topicus.com, Inc.(a)	110,186	7,418,544

Total		53,674,077

Common Stocks (continued)

Issuer	Shares	Value ($)
China 2.9%
Agricultural Bank of China Ltd., Class H	3,074,000	1,134,716
Alibaba Group Holding Ltd.(a)	508,532	4,727,015
Alibaba Group Holding Ltd., ADR(a)	12,840	961,459
ANE Cayman, Inc.(a)	89,000	72,761
Baidu, Inc. Class A(a)	29,450	437,012
Bank of Chongqing Co., Ltd., Class H	176,500	89,205
Beijing Capital International Airport Co., Ltd., Class H(a)	4,556,000	1,650,046
China Communications Services Corp., Ltd., Class H	290,000	123,561
China Construction Bank Corp., Class H	2,032,000	1,174,890
China Merchants Bank Co., Ltd., Class H	881,500	3,076,450
China Minsheng Banking Corp. Ltd., Class H	553,500	184,987
Industrial & Commercial Bank of China Ltd., Class H	805,000	383,041
Kingboard Chemical Holdings Ltd.	84,000	202,225
Kweichow Moutai Co., Ltd., Class A	18,100	4,546,702
Meituan, Class B(a)	301,770	3,493,442
NetEase, Inc., ADR	3,834	435,082
Ping An Insurance Group Co. of China Ltd., Class H	930,000	4,265,585
Postal Savings Bank of China Co., Ltd.	788,000	349,573
Silergy Corp.	381,000	5,196,616
Tencent Holdings Ltd.	415,200	17,296,885
Tencent Holdings Ltd., ADR	17,956	747,598
Tencent Music Entertainment Group, ADR(a)	904,826	7,700,069
Topsports International Holdings Ltd.	213,000	173,111
WuXi Biologics Cayman, Inc.(a)	798,000	4,430,563

Total		62,852,594

Denmark 2.5%
Ambu A/S(a)	232,944	3,169,890
AP Moller - Maersk A/S, Class A	736	1,141,778
AP Moller - Maersk A/S, Class B	223	352,118
Chr. Hansen Holding A/S	67,423	5,399,117
Demant A/S(a)	172,340	7,309,069
DSV A/S	66,790	10,048,324
Novo Nordisk A/S	125,512	12,822,890
Novo Nordisk A/S, ADR	10,743	1,094,067
Novozymes AS, Class B	169,922	8,811,460

2	Multi-Manager International Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pandora A/S	25,014	3,376,835

Total		53,525,548

Finland 0.6%
KONE OYJ, Class B	182,269	8,113,809
Nordea Bank Abp	374,826	4,190,335

Total		12,304,144

France 10.1%
Air Liquide SA	44,299	8,398,213
Alstom SA	1,108,784	13,739,033
AXA SA	398,963	12,439,819
BNP Paribas SA	169,188	10,636,349
Carrefour SA	496,485	9,413,238
Christian Dior SE	438	322,644
Credit Agricole SA	66,932	877,184
Danone SA	524,855	33,749,673
Dassault Systemes SE	343,262	16,099,184
Edenred SE	220,629	12,017,025
Engie SA	742,015	12,876,262
Kering SA	47,515	20,439,506
LVMH Moet Hennessy Louis Vuitton SE	9,324	7,135,462
Nexans SA	46,809	3,685,625
Orange SA	609,272	7,506,786
Sanofi SA	141,304	13,178,709
Sanofi SA, ADR	688	32,164
Sartorius Stedim Biotech	23,204	5,232,352
Societe Generale SA	33,655	846,981
TotalEnergies SE	164,611	11,219,757
TotalEnergies SE, ADR	108,836	7,406,290
Valeo SE	383,455	5,567,908
VINCI SA	68,261	8,351,267

Total		221,171,431

Germany 10.7%
Allianz SE, Registered Shares	108,262	27,221,591
Bayer AG, Registered Shares	191,553	6,556,682
Bayerische Motoren Werke AG	139,061	14,509,945
Beiersdorf AG	16,006	2,243,636
BioNTech SE, ADR(a)	41,271	4,144,021
Continental AG	5,345	414,809

Common Stocks (continued)

Issuer	Shares	Value ($)
Deutsche Boerse AG	77,524	14,737,967
Deutsche Lufthansa AG, Registered Shares(a)	25,012	217,580
Deutsche Telekom AG, Registered Shares	1,091,469	26,160,622
DHL Group	71,586	3,363,759
E.ON SE	301,974	3,925,079
Evonik Industries AG	43,634	815,980
Fresenius SE & Co. KGaA	54,215	1,721,589
Henkel AG & Co. KGaA	37,852	2,644,816
Mercedes-Benz Group AG, Registered Shares	224,938	14,625,323
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	22,622	9,635,604
Rational AG	14,220	9,119,605
RWE AG	243,712	10,446,526
SAP SE	381,512	60,687,350
SAP SE, ADR	29,425	4,682,106
Scout24 SE	230,583	16,067,072
Volkswagen AG	403	52,296

Total		233,993,958

Hong Kong 1.2%
AIA Group Ltd.	2,194,000	18,862,108
ASMPT Ltd.	116,500	1,192,795
BYD Electronic International Co., Ltd.	564,000	2,574,306
China Taiping Insurance Holdings Co., Ltd.	275,000	249,817
CK Hutchison Holdings Ltd.	245,500	1,231,680
Jardine Matheson Holdings Ltd.	33,100	1,281,949
Lenovo Group Ltd.	528,000	651,615
WH Group Ltd.	350,000	224,796

Total		26,269,066

India 1.2%
HDFC Bank Ltd., ADR	232,679	13,970,047
Reliance Industries Ltd., GDR(b)	219,300	12,600,429

Total		26,570,476

Ireland 2.8%
CRH PLC	290,322	18,360,412
Kingspan Group PLC	190,757	15,158,476
Ryanair Holdings PLC, ADR(a)	240,242	28,401,409

Total		61,920,297

Multi-Manager International Equity Strategies Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Israel 0.3%
Bank Leumi Le-Israel BM	80,660	604,591
Bezeq Israeli Telecommunication Corp., Ltd.	92,275	119,403
Check Point Software Technologies Ltd.(a)	28,507	4,162,022
ICL Group Ltd.	12,214	61,436
Israel Chemicals Ltd.	15,793	79,552
Israel Discount Bank Ltd.	51,355	247,291
Mizrahi Tefahot Bank Ltd.	7,805	278,225
Monday.com Ltd.(a)	884	158,979
NiCE Ltd.(a)	2,297	436,018
Wix.com Ltd.(a)	2,541	257,912

Total		6,405,429

Italy 3.9%
Assicurazioni Generali SpA	288,262	5,969,819
Azimut Holding SpA	35,172	855,382
Banca Mediolanum SpA	21,469	191,031
Enel SpA	2,965,572	20,957,220
ENI SpA	833,106	13,814,974
ENI SpA, ADR	76,442	2,533,288
FinecoBank Banca Fineco SpA	642,850	8,674,839
Intesa Sanpaolo SpA	1,012,972	2,919,990
Mediobanca Banca di Credito Finanziario SpA	23,525	276,153
Poste Italiane SpA	25,199	271,591
Technoprobe SpA(a)	547,342	4,692,758
UniCredit SpA	852,282	23,245,837

Total		84,402,882

Japan 15.9%
AGC, Inc.	43,000	1,562,232
Air Water, Inc.	1,100	14,434
Aisin Corp.	6,300	232,680
Alfresa Holdings Corp.	20,900	336,576
Asahi Group Holdings Ltd.	10,200	377,640
Asahi Yukizai Corp.	2,000	57,276
Astellas Pharma, Inc.	166,000	2,023,186
Awa Bank Ltd. (The)	2,300	38,846
Brother Industries Ltd.	50,700	856,003
Canon, Inc.	255,700	6,587,999
Chubu Electric Power Co., Inc.	282,500	3,490,129

Common Stocks (continued)

Issuer	Shares	Value ($)
Dai Nippon Toryo Co., Ltd.	6,400	42,472
Dai-ichi Life Holdings, Inc.	238,900	5,008,208
Daiwa Securities Group, Inc.	89,100	576,100
Denso Corp.	627,792	9,852,406
Disco Corp.	11,800	2,560,058
Dowa Holdings	10,300	365,930
East Japan Railway Co.	40,900	2,209,133
Electric Power Development Co., Ltd.	176,800	2,747,171
ENEOS Holdings, Inc.	137,100	539,621
FANUC Corp.	933,050	25,906,940
Fast Retailing Co., Ltd.	7,600	1,930,753
FCC Co., Ltd.	28,300	349,852
FUJIFILM Holdings Corp.	90,600	5,305,579
Fujitsu Ltd.	34,200	4,869,592
Hitachi Ltd.	46,000	3,198,439
Hokkaido Electric Power Co., Inc.	43,200	182,921
Honda Motor Co., Ltd.	1,406,700	14,389,044
Honda Motor Co., Ltd. ADR	26,379	808,780
Idemitsu Kosan Co., Ltd.	9,000	245,504
Inpex Corp.	1,039,000	14,334,497
ITOCHU ENEX Co., Ltd.	41,600	429,370
Japan Exchange Group, Inc.	8,800	179,628
Japan Petroleum Exploration Co., Ltd.	4,700	179,631
Japan Post Holdings Co., Ltd.	302,300	2,670,915
Japan Post Insurance Co., Ltd.	78,800	1,481,183
JFE Holdings, Inc.	57,100	843,434
Kajima Corp.	48,000	758,825
Kansai Electric Power Co., Inc. (The)	32,200	429,950
KDDI Corp.	72,000	2,249,140
Keyence Corp.	24,500	10,491,286
Kirin Holdings Co., Ltd.	310,300	4,386,568
Kissei Pharmaceutical Co., Ltd.	15,700	324,630
Kyocera Corp.	90,100	4,989,265
Kyocera Corp., ADR	14,888	821,818
Lasertec Corp.	15,600	3,484,050
Macnica Holdings, Inc.	8,700	430,656
Mazda Motor Corp.	28,200	303,647
Mebuki Financial Group, Inc.	330,300	996,553
Megmilk Snow Brand Co., Ltd.	37,500	549,032

4	Multi-Manager International Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Mitsubishi Corp.	139,600	6,509,304
Mitsubishi Electric Corp.	466,100	6,313,769
Mitsubishi Heavy Industries Ltd.	16,500	926,963
Mitsubishi Motors Corp.	128,900	423,379
Mitsubishi Pencil Co., Ltd.	28,900	368,457
Mitsui & Co., Ltd.	151,300	5,517,461
Mitsui OSK Lines Ltd.	9,200	252,961
Mixi, Inc.	29,500	481,760
MonotaRO Co., Ltd	546,080	5,488,705
MS&AD Insurance Group Holdings, Inc.	135,500	5,101,763
Murata Manufacturing Co., Ltd.	905,100	17,588,112
NEC Corp.	10,600	590,800
NGK Insulators Ltd.	66,800	815,581
Nidec Corp.	110,544	4,191,642
Nihon M&A Center Holdings, Inc.	1,016,300	4,702,734
Nintendo Co., Ltd.	161,750	7,539,560
Nippon Sanso Holdings Corp.	18,800	494,138
Nippon Steel Corp.	133,000	3,114,319
Nippon Telegraph & Telephone Corp.	4,365,000	5,108,124
Nissan Motor Co., Ltd.	102,900	408,445
Nitto Denko Corp.	34,700	2,465,977
Nomura Holdings, Inc.	205,800	842,790
Obic Co., Ltd.	3,200	489,583
Okumura Corp.	48,500	1,480,885
ORIX Corp.	125,400	2,290,937
Osaka Gas Co., Ltd.	86,300	1,681,844
Otsuka Corp.	1,900	77,409
Otsuka Holdings Co., Ltd.	16,500	636,495
Panasonic Holdings Corp.	319,000	3,287,012
Press Kogyo Co., Ltd.	149,800	629,126
Recruit Holdings Co., Ltd.	165,800	6,127,044
Ricoh Co., Ltd.	104,200	851,469
Rohm Co., Ltd.	14,400	275,136
San-Ai Obbli Co., Ltd.	38,500	420,511
Sanshin Electronics Co., Ltd.	4,100	63,553
SCSK Corp.	15,000	275,825
Sega Sammy Holdings, Inc.	53,200	772,307
Seikitokyu Kogyo Co., Ltd.	91,700	1,032,962
Seiko Epson Corp.	176,800	2,625,961

Common Stocks (continued)

Issuer	Shares	Value ($)
Seven & I Holdings Co., Ltd.	98,500	3,782,128
Shikoku Electric Power Co., Inc.	86,700	599,844
Shimadzu Corp.	4,000	103,765
Shimano, Inc.	47,833	7,324,108
Shiseido Co., Ltd.	214,947	5,758,119
SMC Corp.	17,988	9,060,630
Socionext, Inc.	1,000	89,411
SoftBank Corp.	2,400	29,167
Sojitz Corp.	139,600	3,113,645
Sompo Holdings, Inc.	77,500	3,555,189
Sony Group Corp.	150,223	12,917,831
Starzen Co., Ltd.	2,300	38,195
Subaru Corp.	121,800	2,172,825
Sumco Corp.	329,500	4,929,935
Sumiseki Holdings, Inc.	74,400	388,072
Sumitomo Corp.	25,800	540,932
Sumitomo Forestry Co., Ltd.	2,600	66,743
Sumitomo Mitsui Financial Group, Inc.	101,900	5,013,220
Suntory Beverage & Food Ltd.	44,100	1,388,510
Suzuken Co., Ltd.	64,600	2,202,174
Suzuki Motor Corp.	2,400	98,075
Taisho Pharmaceutical Holdings Co., Ltd.	4,800	282,514
Takara Standard Co., Ltd.	1,400	16,815
Takeda Pharmaceutical Co., Ltd.	454,200	12,875,632
Terumo Corp.	4,200	134,095
Tokai Rika Co., Ltd.	4,600	77,187
Tokio Marine Holdings, Inc.	9,200	227,812
Tokyo Electric Power Co. Holdings, Inc.(a)	419,600	1,792,266
Tokyo Electron Ltd.	60,300	9,687,294
Tokyo Gas Co., Ltd.	160,200	3,714,260
Tokyo Steel Manufacturing Co., Ltd.	120,800	1,467,673
TOPPAN Holdings, Inc.	11,400	266,958
Toray Industries, Inc.	143,400	743,496
Tosoh Corp.	6,600	87,805
Toyo Seikan Group Holdings Ltd.	32,300	501,901
Toyoda Gosei Co., Ltd.	3,600	72,232
Toyota Tsusho Corp.	10,600	587,402
Trend Micro, Inc.	3,500	177,915
Tsubakimoto Chain Co.	6,200	158,403

Multi-Manager International Equity Strategies Fund | First Quarter Report 2023	5

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wakita & Co., Ltd.	4,400	44,204
Yamaichi Electronics Co., Ltd.	6,800	87,027
Yamazen Corp.	87,200	708,290
Yuasa Trading Co., Ltd.	14,000	419,776

Total		346,567,860

Luxembourg 0.1%
ArcelorMittal SA	14,513	365,503
ArcelorMittal, Registered Shares	104,800	2,639,912

Total		3,005,415

Netherlands 8.4%
Adyen NV(a)	9,090	10,628,532
Akzo Nobel NV	226,465	17,432,721
ArcelorMittal SA	229,643	5,773,468
ASML Holding NV	42,988	29,297,468
ASML Holding NV	9,231	6,311,789
EXOR NV	87,265	8,502,670
IMCD NV	74,909	11,561,232
ING Groep NV	931,045	13,080,239
Koninklijke Philips NV	726,739	14,913,587
Prosus NV	184,099	6,086,521
Shell PLC	447,210	14,455,999
Shell PLC	758,706	24,981,760
Stellantis NV	337,067	7,323,312
Stellantis NV	147,135	3,197,889
Stellantis NV	405,143	8,775,397
Wolters Kluwer NV, ADR	2,199	302,352

Total		182,624,936

Norway 0.4%
Aker Carbon Capture ASA(a)	3,549,096	3,326,123
Equinor ASA	52,687	1,683,312
Equinor ASA, ADR	96,750	3,083,422
Telenor ASA	379	4,079
Yara International ASA	45,981	1,559,917

Total		9,656,853

Panama 0.3%
Copa Holdings SA, Class A	60,443	5,599,440

Common Stocks (continued)

Issuer	Shares	Value ($)
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
Lukoil PJSC(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC(a),(c),(d),(f)	20,201	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(c),(d),(e),(f),(g)	436,630	—

Total		0

Singapore 0.4%
United Overseas Bank Ltd.	356,200	7,269,784
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	2,102,956

Total		9,372,740

South Africa 0.4%
Discovery Ltd.	1,143,241	8,068,260

South Korea 3.3%
Coupang, Inc.(a)	386,920	5,912,138
Hana Financial Group, Inc.	44,584	1,434,560
Samsung Electronics Co., Ltd.	616,750	34,777,137
Samsung Electronics Co., Ltd. GDR	14,600	20,343,216
SK Hynix, Inc.	95,900	9,950,725

Total		72,417,776

Spain 2.5%
Aena SME SA	73,987	12,724,030
Amadeus IT Group SA, Class A	314,833	21,615,403
Banco Bilbao Vizcaya Argentaria SA	282,661	2,631,365
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	351,599
Banco Santander SA	780,667	3,236,046
Banco Santander SA, ADR	86,717	356,407
Iberdrola SA	690,782	8,537,367
Mapfre SA	150,458	332,005
Repsol SA	317,486	4,875,106
Repsol SA, ADR	4,279	65,490

Total		54,724,818

Sweden 2.0%
ASSA ABLOY AB, Class B	181,891	4,660,117
Atlas Copco AB, Class B	1,325,240	17,503,552
Epiroc AB, Class B	663,535	10,449,051
Essity AB, Class B	117,642	2,943,091

6	Multi-Manager International Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
H & M Hennes & Mauritz AB	191,402	3,065,560
Investor AB, Class B	15,912	329,938
MIPS AB	81,084	2,345,349
Sandvik AB	42,730	844,454
Swedbank AB, Class A	39,473	723,550

Total		42,864,662

Switzerland 3.1%
Cie Financiere Richemont SA, Class A, Registered Shares	151,776	18,982,609
Nestlé SA, Registered Shares	134,703	15,327,677
Novartis AG, Registered Shares	125,640	12,263,505
Swatch Group AG (The), Registered Shares	8,846	442,891
Swiss Re AG	116,463	13,754,370
Temenos AG, Registered Shares	2,935	249,064
UBS AG	157,985	4,464,277
Wizz Air Holdings PLC(a)	100,392	2,390,139
Zurich Insurance Group AG	1,151	576,670

Total		68,451,202

Taiwan 1.4%
Sea Ltd. ADR(a)	93,308	3,379,616
Taiwan Semiconductor Manufacturing Co., Ltd.	1,455,400	26,622,350

Total		30,001,966

Turkey 0.1%
Turkiye Garanti Bankasi AS	619,004	1,158,679
Turkiye Is Bankasi AS	1,687,416	1,255,305

Total		2,413,984

United Kingdom 14.7%
Anglo American PLC	146,766	3,971,920
AstraZeneca PLC	137,664	17,718,238
Barclays Bank PLC	11,246,552	20,108,669
Barclays Bank PLC, ADR	236,383	1,706,685
BP PLC	4,713,676	28,657,607
BP PLC, ADR	332,003	12,048,389
British American Tobacco PLC	387,170	12,319,754
BT Group PLC	242,957	377,651
Compass Group PLC	311,338	7,881,972
Croda International PLC	49,755	2,822,812
Diageo PLC	464,842	16,270,098
Experian PLC	326,313	11,996,461

Common Stocks (continued)

Issuer	Shares	Value ($)
GSK PLC	1,033,262	18,565,095
GSK PLC, ADR	35,238	1,268,216
Kingfisher PLC	1,422,150	3,947,581
Legal & General Group PLC	2,825,282	8,210,835
NatWest Group PLC	2,253,245	5,927,864
Oxford Nanopore Technologies PLC(a)	973,427	2,379,156
Prudential PLC	1,654,369	18,094,495
Reckitt Benckiser Group PLC	321,629	21,956,630
RELX PLC	233,229	8,975,311
RELX PLC	271,606	10,462,745
Rio Tinto PLC	424,412	29,007,570
Rolls-Royce Holdings PLC(a)	10,067,978	34,356,691
Segro PLC	394,024	4,051,842
Unilever PLC	171,857	8,198,743
Vodafone Group PLC	4,132,412	3,715,735
Vodafone Group PLC, ADR	478,441	4,334,676

Total		319,333,441

United States 2.0%
Roche Holding AG, Genusschein Shares	138,250	37,192,173
Spotify Technology SA(a)	32,699	6,052,912
Tenaris SA	16,274	280,772
Tenaris SA, ADR	25,228	874,655

Total		44,400,512

Total Common Stocks (Cost $1,864,098,948)		2,118,469,454

Exchange-Traded Equity Funds 0.2%

	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	26,934	1,950,560
iShares MSCI Eurozone ETF	15,083	688,539
Vanguard FTSE Developed Markets ETF	14,440	663,663

Total		3,302,762

Total Exchange-Traded Equity Funds (Cost $3,267,090)		3,302,762

Preferred Stocks 0.6%

Issuer	Shares	Value ($)
Brazil 0.2%
Petroleo Brasileiro SA	783,100	5,662,382

Multi-Manager International Equity Strategies Fund | First Quarter Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

Preferred Stocks (continued)

Issuer	Shares	Value ($)
Germany 0.4%
BMW AG	2,878	273,494
Volkswagen AG	67,423	7,826,084

Total		8,099,578

Total Preferred Stocks (Cost $13,780,664)		13,761,960

Warrants —%

Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(f)	5,743	0

Total Warrants (Cost $—)		0

Money Market Funds 0.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(h),(i)	17,591,891	17,588,373

Total Money Market Funds (Cost $17,585,662)		17,588,373

Total Investments in Securities (Cost $1,898,732,364)		2,153,122,549

Other Assets & Liabilities, Net		26,177,073

Net Assets		$2,179,299,622

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $17,750,005, which represents 0.81% of total net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
MMC Norilsk Nickel PJSC	08/07/2019-11/22/2021	20,201	4,978,804	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019-11/22/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—

			15,994,332	—

(e)

As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)

On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at November 30, 2023.

8	Multi-Manager International Equity Strategies Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Multi-Manager International Equity Strategies Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments (continued)

(i)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	35,781,258	112,174,353	(130,363,255)	(3,983)	17,588,373	8,413	471,447	17,591,891

Abbreviation Legend

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager International Equity Strategies Fund | First Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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